Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OFI FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 27, 2018
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2018